PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income taxes receivable	$ 8,403	$ 7,053
Prepaid expenses	2,865	4,812
Maintenance agreements, current portion	1,717	2,513
Other current assets	8,879	5,101
Total	$ 21,864	$ 19,479